CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (Nishiwaki Fab [Member], USD $) In Thousands, unless otherwise specified	Jun. 03, 2011
Nishiwaki Fab [Member]
Business Acquisition [Line Items]
Working capital (excluding cash and cash equivalents)	$ (2,534)
Property, plant, and equipment, including real estate	145,559
Intangible assets	11,156
Other assets	2,900
Long-term liabilities	(74,984)
Net assets as of acquisition date	82,097
Issuance of share capital	22,630
Gain from acquisition	19,467
Noncash adjustments	42,097
Cash paid for the acquisition of a subsidiary consolidated for the first time	$ 40,000